Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2030 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	13.36%
5 Years	10.72%
10 Years	8.36%
After Taxes on Distributions
Average Annual Return:
1 Year	11.68%
5 Years	7.92%
10 Years	5.83%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.13%
5 Years	7.36%
10 Years	5.76%